S000017009 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%		14.29%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	(0.36%)		2.01%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.37%	13.59%		14.59%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	13.27%	5.71%		7.61%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.76%	6.69%		7.70%
Class II
Prospectus [Line Items]
Average Annual Return, Percent		12.50%	6.43%	7.09%
Performance Inception Date				Jun. 23, 2017

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 3000 Index was 14.10%.
[2]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg U.S. Aggregate Index was 1.71%.
[3]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 1000 Index was 14.49%.
[4]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Composite Benchmark was 7.18%.